BNY Mellon Concentrated Growth ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.1%
Capital Goods — 10.1%
BAE Systems PLC, ADR	58,401	5,584,011
Deere & Co.	5,281	2,769,198
Eaton Corp. PLC	9,987	3,842,199
		12,195,408
Consumer Discretionary Distribution & Retail — 10.3%
Amazon.com, Inc.(a)	39,944	9,351,290
The Home Depot, Inc.	8,542	3,139,270
		12,490,560
Consumer Durables & Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE, ADR	17,135	1,844,069
Financial Services — 16.3%
Blackrock, Inc.	3,816	4,220,534
Intercontinental Exchange, Inc.	18,552	3,428,966
Mastercard, Inc., Cl. A	9,538	5,402,991
S&P Global, Inc.	4,425	2,438,618
Visa, Inc., Cl. A	12,269	4,238,571
		19,729,680
Health Care Equipment & Services — 3.4%
Intuitive Surgical, Inc.(a)	8,474	4,076,757
Insurance — 3.2%
The Progressive Corp.	16,120	3,901,685
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. C	28,971	5,587,347
Meta Platforms, Inc., Cl. A	8,379	6,480,654
		12,068,001
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Eli Lilly & Co.	6,382	4,723,126
Zoetis, Inc.	13,582	1,980,120
		6,703,246
Semiconductors & Semiconductor Equipment — 17.1%
ASML Holding NV	5,642	3,919,554
NVIDIA Corp.	64,690	11,506,410
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,995	2,656,612
Texas Instruments, Inc.	14,731	2,667,195
		20,749,771
Software & Services — 15.2%
Intuit, Inc.	7,089	5,565,787
Microsoft Corp.	18,387	9,809,464
ServiceNow, Inc.(a)	3,155	2,975,544
		18,350,795
Technology Hardware & Equipment — 3.9%
Apple, Inc.	22,514	4,673,231
Transportation — 1.6%
Old Dominion Freight Line, Inc.	12,540	1,871,595
Total Common Stocks (cost $62,130,456)		118,654,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $2,333,698)	4.29	2,333,698	2,333,698
Total Investments (cost $64,464,154)		100.0%	120,988,496
Cash and Receivables (Net)		(.0%)	52,719
Net Assets		100.0%	121,041,215

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Concentrated Growth ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	118,654,798	—	—	118,654,798
Investment Companies	2,333,698	—	—	2,333,698
	120,988,496	—	—	120,988,496

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
At July 31, 2025, accumulated net unrealized appreciation on investments was $56,524,342, consisting of $57,668,674 gross unrealized appreciation and $1,144,332 gross unrealized depreciation.

At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.